Income Tax (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ (226)
Deferred					(64,668)	(16,145)
State
Current
Deferred
Change in valuation allowance					64,668	16,145
Income tax provision	$ 187,760		$ 576,917		$ (226)